DEFERRED REVENUE	12 Months Ended
Dec. 31, 2025
Disclosure Of Deferred Income [Abstract]
DEFERRED REVENUE [Text Block]

19. DEFERRED REVENUE

	As at December 31,
	2025	2024
Current:
Customer advance payments (a)	6,789	4,311
Gibraltar silver stream agreement (b)	8,524	9,355
Current portion of deferred revenue	15,313	13,666
Long-term portion of Gibraltar silver stream agreement (b)	82,617	77,327
Total deferred revenue	97,930	90,993

a) Customer advance payments

As at December 31, 2025, the Company had received advance payments from a customer on 1.0 million pounds of copper concentrate inventory (2024 - 0.9 million pounds).

b) Gibraltar Silver Stream agreement

In 2017 and as subsequently amended, the Company has entered into silver stream purchase and sale agreements with OR Royalties Inc. (formerly Osisko Gold Royalties Ltd.) (the "Gibraltar Silver Stream"), whereby the Company received upfront cash deposits totaling US$49,300 for the sale of an equivalent amount of its 87.5% share of Gibraltar payable silver production until 6.3 million ounces of silver have been delivered. After that threshold has been met, 35% of an equivalent amount of Taseko's share of all future payable silver production from Gibraltar will be delivered.

On December 20, 2024, the Company amended the silver stream and received US$12,700 for the sale of an equivalent amount of the remaining 12.5% share of Gibraltar payable silver production until 6.8 million ounces of silver have been delivered in aggregate. After that threshold has been met, 35% of an equivalent amount of Taseko's share of all future payable silver production from Gibraltar will be delivered.

The current portion of deferred revenue is an estimate based on deliveries anticipated over the next twelve months.

	2025	2024
Gibraltar silver stream as at January 1,	86,682	66,970
Accretion on deferred revenue (Note 7)	10,165	7,244
Recognition of deferred revenue	(5,706)	(5,776)
Deferred revenue deposit (amendment to silver stream)	-	18,244
Gibraltar silver stream as at December 31,	91,141	86,682
Less current portion:	8,524	9,355
Long-term portion of Gibraltar silver stream as at December 31,	82,617	77,327